Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)
1
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS
—
98.7%
AIMCO CLO 22 Ltd.
Series 2024-22A-A 5.793% (3-Month Term SOFR + 150 basis points), 4/19/2037
1,2,3
850,000 $ 851,375
Apidos CLO XVIII-R
Series 2018-18A-A1R2 5.696% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,3
1,000,000 997,769
Ares XXXIV CLO Ltd.
Series 2015-2A-AR3 5.623% (3-Month Term SOFR + 132 basis points), 4/17/2033
1,2,3
850,000 851,286
Bain Capital Credit CLO Ltd.
Series 2019-2A-AR3 5.215% (3-Month Term SOFR + 92 basis points), 10/17/2032
1,2,3
1,000,000 1,000,028
Series 2022-2A-A1 5.610% (3-Month Term SOFR + 132 basis points), 4/22/2035
1,2,3
1,000,000 998,555
Barings CLO Ltd.
Series 2022-4A-A1R 5.653% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 999,771
Battalion CLO XI Ltd.
Series 2017-11A-AR 5.708% (3-Month Term SOFR + 141.2 basis points), 4/24/2034
1,2,3
1,000,000 1,000,514
Benefit Street Partners CLO XXXVII Ltd.
Series 2024-37A-A 5.698% (3-Month Term SOFR + 135 basis points), 1/25/2038
1,2,3
500,000 499,606
CarVal CLO VII-C Ltd.
Series 2023-1A-A1R 5.733% (3-Month Term SOFR + 144 basis points), 7/20/2037
1,2,3
1,000,000 1,000,350
Cedar Funding IV CLO Ltd.
Series 2014-4A-AR3 5.619% (3-Month Term SOFR + 134 basis points), 1/23/2038
1,2,3
500,000 500,521
CIFC Funding Ltd.
Series 2017-4A-A1R 5.508% (3-Month Term SOFR + 121.2 basis points), 10/24/2030
1,2,3
563,063 563,633
Series 2018-1A-A1R 5.669% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,3
750,000 748,717
Series 2019-1A-A1R2 5.653% (3-Month Term SOFR + 136 basis points), 10/20/2037
1,2,3
1,000,000 1,000,500
Series 2021-7A-A1 5.682% (3-Month Term SOFR + 139.2 basis points), 1/23/2035
1,2,3
690,000 690,010
Dewolf Park CLO Ltd.
Series 2017-1A-AR 5.484% (3-Month Term SOFR + 118.2 basis points), 10/15/2030
1,2,3
888,197 888,650
Dryden 49 Senior Loan Fund
Series 2017-49A-BR 6.155% (3-Month Term SOFR + 186.2 basis points), 7/18/2030
1,2,3
500,000 500,803
Dryden 68 CLO Ltd.
Series 2019-68A-BRR 5.852% (3-Month Term SOFR + 155 basis points), 7/15/2035
1,2,3
1,000,000 998,960
Dryden 86 CLO Ltd.
Series 2020-86A-A1R 5.664% (3-Month Term SOFR + 136.2 basis points), 7/17/2034
1,2,3
1,000,000 1,000,628
Elmwood CLO VIII Ltd.
Series 2021-1A-AR 5.843% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,3
800,000 801,293
HPS Loan Management Ltd.
Series 13A-18-BR 5.902% (3-Month Term SOFR + 160 basis points), 10/15/2030
1,2,3
250,000 250,555
KKR CLO 41 Ltd.
Series 2022-41A-B 6.202% (3-Month Term SOFR + 190 basis points), 4/15/2035
1,2,3
1,000,000 1,001,601
LCM 26 Ltd.
Series 26A-A1 5.625% (3-Month Term SOFR + 133.2 basis points), 1/20/2031
1,2,3
336,891 337,011
Madison Park Funding XLII Ltd.
Series 13A-B 6.052% (3-Month Term SOFR + 176.2 basis points), 11/21/2030
1,2,3
500,000 500,740
Madison Park Funding XVIII Ltd.
Series 2015-18A-ARR 5.495% (3-Month Term SOFR + 120.2 basis points), 10/21/2030
1,2,3
325,467 325,635
Neuberger Berman Loan Advisers CLO 31 Ltd.
Series 2019-31A-AR2 5.533% (3-Month Term SOFR + 123 basis points), 1/20/2039
1,2,3
625,000 622,757
Neuberger Berman Loan Advisers CLO 36 Ltd.
Series 2020-36A-A1R2 5.593% (3-Month Term SOFR + 130 basis points), 4/20/2033
1,2,3
500,000 500,255

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
2
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Neuberger Berman Loan Advisers CLO 39 Ltd.
Series 2020-39A-A1R 5.823% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,3
830,000 $ 832,080
Octagon 66 Ltd.
Series 2022-1A-A1R 6.073% (3-Month Term SOFR + 175 basis points), 11/16/2036
1,2,3
1,000,000 1,002,641
OHA Credit Funding 11 Ltd.
Series 2022-11A-B1R 5.893% (3-Month Term SOFR + 160 basis points), 7/19/2037
1,2,3
500,000 501,888
Palmer Square CLO Ltd.
Series 2021-4A-B 6.214% (3-Month Term SOFR + 191.2 basis points), 10/15/2034
1,2,3,4
645,000 645,852
Rad CLO 7 Ltd.
Series 2020-7A-A1R 5.653% (3-Month Term SOFR + 135 basis points), 4/17/2036
1,2,3
820,000 819,975
Sound Point CLO XX Ltd.
Series 2018-2A-A 5.662% (3-Month Term SOFR + 136.2 basis points), 7/26/2031
1,2,3
372,757 372,917
THL Credit Wind River CLO Ltd.
Series 2019-3A-AR2 5.362% (3-Month Term SOFR + 106 basis points), 4/15/2031
1,2,3
396,628 396,559
Thompson Park CLO Ltd.
Series 2021-1A-A1R 5.368% (3-Month Term SOFR + 105 basis points), 4/15/2034
1,2,3
1,500,000 1,500,001
Voya CLO Ltd.
Series 2015-3A-A1R3 5.440% (3-Month Term SOFR + 115 basis points), 10/20/2031
1,2,3
599,332 599,764
Series 2017-3A-A1RR 5.382% (3-Month Term SOFR + 106 basis points), 4/20/2034
1,2,3
1,000,000 999,872
Series 2019-4A-BR 6.314% (3-Month Term SOFR + 201.2 basis points), 1/15/2035
1,2,3
250,000 250,533
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $27,368,560) 27,353,605
SHORT-TERM INVESTMENTS — 0.3%
Number
of Shares
Money Market Funds — 0.3%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.20%
5
88,261 88,261
TOTAL SHORT-TERM INVESTMENTS
(Cost $88,261) 88,261
TOTAL INVESTMENTS — 99.0%
(Cost $27,456,821) 27,441,866
Other Assets in Excess of Liabilities — 1.0% 285,150
TOTAL NET ASSETS — 100.0% $ 27,727,016
1
Callable.
2
Floating rate security.
3
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $27,353,605 which represents 98.65% of total net assets of the Fund.
4
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
5
The rate is the annualized seven-day yield at period end.

Palmer Square CLO Senior Debt ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
3
Schedule of Affiliated Investments
    aa
Value at
Beginning
of Period Purchases
1
Sales
Realized
Gain (Loss)
Net Change
in
Unrealized
Appreciation
Value
at End
of Period
Number
of Shares
Held at
End
of Period
Interest
Income
a       a   a   a   a   a   a   a
Palmer Square CLO Senior Debt ETF
Palmer Square CLO Ltd. Series
2021-4A-B 6.214% (3-Month
Term SOFR + 191.2 basis
points), 10/15/2034 $ — $ 645,071 $ — $ — $ 781 $ 645,852 645,000 $ 23,034
Palmer Square CLO Ltd. Series
- 6.421% , 4/15/2031 — 181,482 (181,523) 41 — — — 484
Total Affiliated Securities $— $826,553 $(181,523) $41 $781 $645,852 645,000 $23,518
1
May include accretion, amortization, partnership adjustments, and/or corporate actions.

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS
As of March 31, 2025 (Unaudited)
4
Principal
Amount Value
ASSET-BACKED SECURITIES — 10.1%
American Express Credit Account Master Trust
Series 2022-2-A, 3.390% , 5/15/2027
1
79,000 $ 78,879
Series 2022-3-A, 3.750% , 8/15/2027
1
75,000 74,769
Barings Equipment Finance LLC
Series 2025-A-A2, 4.640% , 10/13/2028
1,2
125,000 125,289
BMW Vehicle Lease Trust
Series 2023-2-A3, 5.990% , 9/25/2026
1
62,057 62,360
Capital One Multi-Asset Execution Trust
Series 2022-A3-A, 4.950% , 10/15/2027
1
135,000 135,293
Series 2023-A1-A, 4.420% , 5/15/2028
1
150,000 150,111
Capital One Prime Auto Receivables Trust
Series 2022-2-A3, 3.660% , 5/17/2027
1
53,255 53,014
Chase Auto Owner Trust
Series 2024-5A-A2, 4.400% , 11/26/2027
1,2
66,898 66,847
Citibank Credit Card Issuance Trust
Series 2023-A1-A1, 5.230% , 12/8/2027
1
170,000 170,800
Dell Equipment Finance Trust
Series 2023-1-A3, 5.650% , 9/22/2028
1,2
58,864 59,062
Discover Card Execution Note Trust
Series 2022-A4-A, 5.030% , 10/15/2027
1
110,000 110,275
Series 2023-A1-A, 4.310% , 3/15/2028
1
130,000 129,943
Fifth Third Auto Trust
Series 2023-1-A2A, 5.800% , 11/16/2026
1
15,352 15,363
Ford Credit Floorplan Master Owner Trust
Series 2023-1-A1, 4.920% , 5/15/2028
1,2
145,000 145,705
GM Financial Automobile Leasing Trust
Series 2023-2-A3, 5.050% , 7/20/2026
1
160,384 160,512
Series 2024-1-A3, 5.090% , 3/22/2027
1
133,000 133,628
Series 2024-2-A2A, 5.430% , 9/21/2026
1
87,236 87,547
Series 2024-3-A2A, 4.290% , 1/20/2027
1
100,000 99,829
GM Financial Consumer Automobile Receivables Trust
Series 2022-2-A3, 3.100% , 2/16/2027
1
110,100 109,545
Series 2023-2-A3, 4.470% , 2/16/2028
1
89,702 89,674
Harley-Davidson Motorcycle Trust
Series 2024-A-A3, 5.370% , 3/15/2029
1
60,000 60,799
Honda Auto Receivables Owner Trust
Series 2023-3-A3, 5.410% , 2/18/2028
1
370,000 373,100
Series 2023-3-A4, 5.300% , 12/18/2029
1
108,000 109,582
Hyundai Auto Lease Securitization Trust
Series 2024-A-A2A, 5.150% , 6/15/2026
1,2
52,043 52,115
Hyundai Auto Receivables Trust
Series 2025-A-A2A, 4.330% , 12/15/2027
1
170,000 169,918
John Deere Owner Trust
Series 2022-C-A3, 5.090% , 6/15/2027
1
66,172 66,386
Series 2025-A-A2A, 4.230% , 3/15/2028
1
50,000 50,004
Mercedes-Benz Auto Lease Trust
Series 2023-A-A3, 4.740% , 1/15/2027
1
119,528 119,601

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
5
Principal
Amount Value
ASSET-BACKED SECURITIES (Continued)
Nissan Auto Lease Trust
Series 2024-B-A2A, 5.050% , 6/15/2027
1
171,856 $ 172,599
SFS Auto Receivables Securitization Trust
Series 2023-1A-A3, 5.470% , 10/20/2028
1,2
145,000 146,151
Tesla Auto Lease Trust
Series 2023-A-A3, 5.890% , 6/22/2026
1,2
57,344 57,483
Toyota Auto Receivables Owner Trust
Series 2023-B-A2A, 5.280% , 5/15/2026
1
5,469 5,470
Series 2025-A-A2A, 4.480% , 11/15/2027
1
170,000 170,138
Toyota Lease Owner Trust
Series 2023-A-A3, 4.930% , 4/20/2026
1,2
36,875 36,883
Series 2024-A-A3, 5.250% , 4/20/2027
1,2
170,000 171,124
Verizon Master Trust
Series 2024-1-A1A, 5.000% , 12/20/2028
1
190,000 190,710
World Omni Select Auto Trust
Series 2023-A-A2A, 5.920% , 3/15/2027
1
39,247 39,262
TOTAL ASSET-BACKED SECURITIES
(Cost $4,049,047) 4,049,770
BANK LOANS
—
7.2%
Alliant Holdings Intermediate LLC, First Lien, Initial Term Loan, B6
7.069% (1-Month Term SOFR + 275 basis points), 9/19/2031
1,3,4
99,500 99,003
American Airlines, Inc., First Lien, 2024 Term Loan, B
6.569% (1-Month Term SOFR + 225 basis points), 2/15/2028
1,3,4
100,000 98,588
Boxer Parent Co., Inc., First Lien, 2031 Replacement Dollar Term Loan, B
7.291% (3-Month Term SOFR + 300 basis points), 7/30/2031
1,3,4
100,000 98,401
Calpine Construction Finance Co. LP, First Lien, Refinancing Term Loan, B
6.325% (1-Month Term SOFR + 200 basis points), 7/31/2030
1,3,4
100,000 99,834
Citadel Securities LP, First Lien, 2024 Term Loan, B
6.325% (1-Month Term SOFR + 200 basis points), 10/31/2031
1,3,4
99,499 99,512
Cotiviti, Inc., First Lien, New Term Loan, B
7.073% (1-Month Term SOFR + 275 basis points), 4/30/2031
1,3,4
99,500 97,510
Cross Financial Corp., First Lien, Term Loan, B
7.575% (1-Month Term SOFR + 325 basis points), 10/31/2031
1,3,4
99,750 99,875
Edgewater Generation LLC, First Lien, 2025 Refinancing Term Loan, B
7.299% (1-Month Term SOFR + 300 basis points), 8/1/2030
1,3,4
96,914 97,000
EP Purchaser LLC, First Lien, Closing Date Term Loan, B
8.090% (3-Month Term SOFR + 350 basis points), 11/6/2028
1,3,4
99,487 98,850
EPIC Crude Services LP, First Lien, Term Loan, B
7.302% (3-Month Term SOFR + 300 basis points), 10/15/2031
1,3,4
100,000 100,089
First Eagle Holdings, Inc., First Lien, Term Loan, B
7.329% (3-Month Term SOFR + 300 basis points), 3/5/2029
1,3,4
99,248 99,346
Grinding Media, Inc., First Lien, Term Loan, B
7.819% (3-Month Term SOFR + 350 basis points), 10/12/2028
1,3,4
99,750 98,877
Guggenheim Partners Investment Management Holdings LLC, First Lien, Term Loan, B
6.829% (3-Month Term SOFR + 250 basis points), 11/26/2031
1,3,4
99,750 99,625
HUB International Ltd., First Lien, 2025 Incremental Term Loan, B
6.787% (3-Month Term SOFR + 250 basis points), 6/20/2030
1,3,4
99,251 98,949

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
6
Principal
Amount Value
BANK LOANS (Continued)
Hudson River Trading LLC, First Lien, Term Loan, B
7.322% (1-Month Term SOFR + 300 basis points), 3/18/2030
1,3,4
99,243 $ 99,208
Hyperion Refinance SARL, First Lien, 2024-3 Dollar Term Loan, B
7.324% (1-Month Term SOFR + 300 basis points), 2/18/2031
1,3,4
99,500 98,929
Installed Building Products, Inc., First Lien, Term Loan, B3
6.075% (1-Month Term SOFR + 175 basis points), 3/28/2031
1,3,4
99,497 99,933
Iridium Satellite LLC, First Lien, Term Loan, B4
6.575% (1-Month Term SOFR + 225 basis points), 9/20/2030
1,3,4
99,246 97,773
LSF12 Crown US Commercial Bidco LLC, First Lien, Term Loan, B
8.573% (1-Month Term SOFR + 425 basis points), 12/2/2031
1,3,4
100,000 98,417
Medline Borrower LP, First Lien, Dollar Incremental Term Loan, B
6.575% (1-Month Term SOFR + 225 basis points), 10/23/2028
1,3,4
99,251 99,175
Michael Baker International LLC, First Lien, Term Loan, B
8.312% (1-Month Term SOFR + 400 basis points), 12/1/2028
1,3,4
99,749 99,667
OneDigital Borrower LLC, First Lien, 2025 Refinancing Term Loan, B
7.325% (1-Month Term SOFR + 300 basis points), 7/2/2031
1,3,4
99,250 98,735
Pre-Paid Legal Services, Inc., First Lien, Initial Term Loan, B
7.689% (1-Month Term SOFR + 325 basis points), 12/15/2028
1,3,4
99,240 98,334
Project Alpha Intermediate Holding, Inc., First Lien, Term Loan, B
7.550% (3-Month Term SOFR + 325 basis points), 10/28/2030
1,3,4
100,000 99,896
Quikrete Holdings, Inc., First Lien, Term Loan, B3
6.575% (1-Month Term SOFR + 225 basis points), 2/10/2032
1,3,4
100,000 99,003
Red Planet Borrower LLC, First Lien, Term Loan, B
7.924% (1-Month Term SOFR + 350 basis points), 9/29/2028
1,3,4
99,229 97,528
Renaissance Holdings Corp., First Lien, 2024-2 Term Loan, B
8.324% (1-Month Term SOFR + 400 basis points), 4/8/2030
1,3,4
98,994 97,324
Rocket Software, Inc., First Lien, Term Loan, B
8.575% (1-Month Term SOFR + 425 basis points), 11/28/2028
1,3,4
99,500 99,376
Thunder Generation Funding LLC, First Lien, Term Loan, B
7.303% (3-Month Term SOFR + 300 basis points; PRIME + 200 basis points), 10/3/2031
1,3,4
99,500 99,609
TOTAL BANK LOANS
(Cost $2,879,184) 2,868,366
COLLATERALIZED LOAN OBLIGATIONS
—
47.1%
Apidos CLO XVIII-R
Series 2018-18A-A1R2 5.696% (3-Month Term SOFR + 133 basis points), 1/22/2038
1,2,4
500,000 498,884
Ares XXXIX CLO Ltd.
Series 2016-39A-AR3 5.713% (3-Month Term SOFR + 142 basis points), 7/18/2037
1,2,4
1,000,000 1,001,505
Benefit Street Partners CLO XVII Ltd.
Series 2019-17A-D1R2 7.452% (3-Month Term SOFR + 315 basis points), 10/15/2037
1,2,4,5
500,000 501,879
Benefit Street Partners CLO XXXII Ltd.
Series 2023-32A-E 11.650% (3-Month Term SOFR + 735 basis points), 10/25/2036
1,2,4
500,000 506,149
Carlyle Global Market Strategies CLO Ltd.
Series 2012-4A-DR3 7.790% (3-Month Term SOFR + 350 basis points), 4/22/2032
1,2,4
1,000,000 1,001,979
Carlyle US CLO Ltd.
Series 2017-4A-C 7.364% (3-Month Term SOFR + 306.2 basis points), 1/15/2030
1,2,4
250,000 250,350
CBAM Ltd.
Series 2018-5A-D 7.064% (3-Month Term SOFR + 276.2 basis points), 4/17/2031
1,2,4
1,000,000 1,000,075

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
7
Principal
Amount Value
COLLATERALIZED LOAN OBLIGATIONS (Continued)
Cedar Funding IV CLO Ltd.
Series 2014-4A-AR3 5.619% (3-Month Term SOFR + 134 basis points), 1/23/2038
1,2,4
500,000 $ 500,521
Cedar Funding XII CLO Ltd.
Series 2020-12A-ARR 5.457% (3-Month Term SOFR + 120 basis points), 1/25/2038
1,2,4
500,000 498,628
CIFC Funding Ltd.
Series 2018-1A-A1R 5.669% (3-Month Term SOFR + 132 basis points), 1/18/2038
1,2,4
500,000 499,145
Creeksource Dunes Creek CLO Ltd.
Series 2024-1A-A1 5.744% (3-Month Term SOFR + 141 basis points), 1/15/2038
1,2,4
500,000 500,402
Dryden 30 Senior Loan Fund
Series 2013-30A-DR 7.185% (3-Month Term SOFR + 286.2 basis points), 11/15/2028
1,2,4
500,000 501,654
Dryden 45 Senior Loan Fund
Series 2016-45A-A1RR 5.382% (3-Month Term SOFR + 108 basis points), 10/15/2030
1,2,4
336,965 336,312
Series 2016-45A-DRR 7.352% (3-Month Term SOFR + 305 basis points), 10/15/2030
1,2,4
625,000 625,853
Dryden 80 CLO Ltd.
Series 2019-80A-DR 7.403% (3-Month Term SOFR + 310 basis points), 1/17/2033
1,2,4
475,000 472,428
Elmwood CLO IX Ltd.
Series 2021-2A-D1R 6.972% (3-Month Term SOFR + 265 basis points), 4/20/2038
1,2,4
1,000,000 992,428
Elmwood CLO VIII Ltd.
Series 2021-1A-AR 5.843% (3-Month Term SOFR + 155 basis points), 4/20/2037
1,2,4
800,000 801,293
Empower CLO Ltd.
Series 2023-1A-D 9.800% (3-Month Term SOFR + 550 basis points), 4/25/2036
1,2,4
1,000,000 1,007,574
Highbridge Loan Management Ltd.
Series 5A-2015-DR3 7.302% (3-Month Term SOFR + 300 basis points), 10/15/2030
1,2,4
500,000 500,018
LCM 26 Ltd.
Series 26A-A1 5.625% (3-Month Term SOFR + 133.2 basis points), 1/20/2031
1,2,4
336,891 337,011
LCM XIV LP
Series 14A-AR 5.595% (3-Month Term SOFR + 130.2 basis points), 7/20/2031
1,2,4
192,045 192,118
Menlo CLO I Ltd.
Series 2024-1A-A1 5.750% (3-Month Term SOFR + 142 basis points), 1/20/2038
1,2,4
500,000 499,408
Series 2024-1A-D1 7.580% (3-Month Term SOFR + 325 basis points), 1/20/2038
1,2,4
500,000 500,317
Neuberger Berman Loan Advisers CLO 36 Ltd.
Series 2020-36A-A1R2 5.593% (3-Month Term SOFR + 130 basis points), 4/20/2033
1,2,4
1,000,000 1,000,509
Neuberger Berman Loan Advisers CLO 39 Ltd.
Series 2020-39A-A1R 5.823% (3-Month Term SOFR + 153 basis points), 4/20/2038
1,2,4
500,000 501,253
Neuberger Berman Loan Advisers NBLA CLO 52 Ltd.
Series 2022-52A-AR 5.647% (3-Month Term SOFR + 135 basis points), 10/24/2038
1,2,4
1,000,000 1,000,500
Post CLO VI Ltd.
Series 2024-2A-E 10.955% (3-Month Term SOFR + 650 basis points), 1/20/2038
1,2,4
500,000 507,539
Shackleton CLO Ltd.
Series 2015-7RA-ARR 5.402% (3-Month Term SOFR + 110 basis points), 7/15/2031
1,2,4
817,099 817,532
Silver Point CLO 6 Ltd.
Series 2024-6A-D1 7.867% (3-Month Term SOFR + 330 basis points), 10/15/2037
1,2,4
500,000 496,021
Voya CLO Ltd.
Series 2017-3A-CRR 7.422% (3-Month Term SOFR + 310 basis points), 4/20/2034
1,2,4
1,000,000 999,921
TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $18,850,107) 18,849,206

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
8
Principal
Amount Value
CORPORATE BONDS —23.7%
AEROSPACE & DEFENSE — 0.2%
TransDigm, Inc.
5.500%, 11/15/2027
1
75,000 $ 74,203
AUTOMOBILE COMPONENTS — 0.1%
Dana, Inc.
5.375%, 11/15/2027
1
50,000 49,487
BEVERAGES — 0.5%
Constellation Brands, Inc.
3.150%, 8/1/2029
1
125,000 116,705
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.250%, 4/1/2029
1,2
100,000 99,819
216,524
BIOTECHNOLOGY — 0.6%
AbbVie, Inc.
4.250%, 11/14/2028
1
125,000 124,725
Amgen, Inc.
2.200%, 2/21/2027
1
100,000 96,055
220,780
BROADLINE RETAIL — 0.5%
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
5.250%, 12/1/2027
1,2
100,000 99,239
Match Group Holdings II LLC
5.000%, 12/15/2027
1,2
25,000 24,530
Match Group Holdings II LLC
4.625%, 6/1/2028
1,2
75,000 72,035
195,804
BUILDING PRODUCTS — 0.7%
Advanced Drainage Systems, Inc.
5.000%, 9/30/2027
1,2
125,000 122,727
Smyrna Ready Mix Concrete LLC
6.000%, 11/1/2028
1,2
75,000 72,849
Standard Industries, Inc.
4.750%, 1/15/2028
1,2
75,000 72,667
268,243
CAPITAL MARKETS — 0.1%
Jane Street Group / JSG Finance, Inc.
4.500%, 11/15/2029
1,2
50,000 47,262
CHEMICALS — 0.9%
Celanese US Holdings LLC
6.500%, 4/15/2030
1
75,000 74,521
HB Fuller Co.
4.250%, 10/15/2028
1
100,000 94,925

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
9
Principal
Amount Value
CORPORATE BONDS (Continued)
CHEMICALS (Continued)
Methanex Corp.
5.125%, 10/15/2027
1
75,000 $ 73,597
Sherwin-Williams Co. (The)
3.450%, 6/1/2027
1
125,000 122,346
365,389
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Clean Harbors, Inc.
4.875%, 7/15/2027
1,2
100,000 98,670
Prime Security Services Borrower LLC / Prime Finance, Inc.
3.375%, 8/31/2027
1,2
100,000 94,846
Veralto Corp.
5.500%, 9/18/2026
1
125,000 126,566
320,082
CONSTRUCTION & ENGINEERING — 0.3%
MasTec, Inc.
4.500%, 8/15/2028
1,2
50,000 48,850
Pike Corp.
5.500%, 9/1/2028
1,2
75,000 72,635
121,485
CONSUMER FINANCE — 0.4%
Avolon Holdings Funding Ltd.
3.250%, 2/15/2027
1,2
75,000 72,742
Ford Motor Credit Co. LLC
2.900%, 2/10/2029
1
75,000 67,132
139,874
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.7%
7-Eleven, Inc.
1.300%, 2/10/2028
1,2
125,000 113,756
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.625%, 1/15/2027
1,2
100,000 98,601
US Foods, Inc.
4.750%, 2/15/2029
1,2
75,000 72,380
284,737
CONTAINERS & PACKAGING — 1.7%
Avery Dennison Corp.
4.875%, 12/6/2028
1
100,000 100,683
Ball Corp.
2.875%, 8/15/2030
1
75,000 65,425
Berry Global, Inc.
5.625%, 7/15/2027
1,2
100,000 99,979
Crown Americas LLC / Crown Americas Capital Corp. V
4.250%, 9/30/2026
1
100,000 98,131
Graphic Packaging International LLC
3.500%, 3/15/2028
1,2
125,000 118,087
Sealed Air Corp.
4.000%, 12/1/2027
1,2
75,000 72,259

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
10
Principal
Amount Value
CORPORATE BONDS (Continued)
CONTAINERS & PACKAGING (Continued)
Silgan Holdings, Inc.
4.125%, 2/1/2028
1
125,000 $ 120,022
674,586
DISTRIBUTORS — 0.4%
American Builders & Contractors Supply Co., Inc.
4.000%, 1/15/2028
1,2
145,000 138,780
DIVERSIFIED REITS — 0.2%
Digital Realty Trust LP
3.700%, 8/15/2027
1
100,000 98,225
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.
1.650%, 2/1/2028
1
100,000 92,521
CCO Holdings LLC / CCO Holdings Capital Corp.
5.125%, 5/1/2027
1,2
75,000 73,929
Verizon Communications, Inc.
4.125%, 3/16/2027
1
125,000 124,399
290,849
ELECTRIC UTILITIES — 1.7%
Duke Energy Corp.
3.150%, 8/15/2027
1
100,000 97,019
NextEra Energy Capital Holdings, Inc.
1.875%, 1/15/2027
1
125,000 119,467
NRG Energy, Inc.
3.375%, 2/15/2029
1,2
100,000 91,907
NRG Energy, Inc.
5.750%, 7/15/2029
1,2
25,000 24,655
Southern Co. (The)
5.113%, 8/1/2027 175,000 176,946
Vistra Operations Co. LLC
4.375%, 5/1/2029
1,2
100,000 95,045
XPLR Infrastructure Operating Partners LP
3.875%, 10/15/2026
1,2
25,000 24,078
XPLR Infrastructure Operating Partners LP
4.500%, 9/15/2027
1,2
50,000 46,638
675,755
ELECTRICAL EQUIPMENT — 0.2%
Vertiv Group Corp.
4.125%, 11/15/2028
1,2
100,000 95,306
ENERGY EQUIPMENT & SERVICES — 0.4%
Archrock Partners LP / Archrock Partners Finance Corp.
6.250%, 4/1/2028
1,2
100,000 100,159

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
11
Principal
Amount Value
CORPORATE BONDS (Continued)
ENERGY EQUIPMENT & SERVICES (Continued)
Star Holding LLC
8.750%, 8/1/2031
1,2
75,000 $ 71,782
171,941
FINANCIAL SERVICES — 1.0%
Block, Inc.
6.500%, 5/15/2032
1,2
50,000 50,567
Fiserv, Inc.
4.200%, 10/1/2028
1
125,000 123,296
Global Payments, Inc.
2.150%, 1/15/2027
1
125,000 119,753
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc.
4.625%, 11/1/2026
1,2
75,000 73,722
WEX, Inc.
6.500%, 3/15/2033
1,2
35,000 34,644
401,982
HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
GE HealthCare Technologies, Inc.
5.600%, 11/15/2025
1
85,000 85,401
HEALTH CARE PROVIDERS & SERVICES — 0.6%
CVS Health Corp.
5.000%, 2/20/2026
1
75,000 75,167
HCA, Inc.
5.200%, 6/1/2028
1
115,000 116,434
Universal Health Services, Inc.
1.650%, 9/1/2026
1
50,000 47,871
239,472
HEALTH CARE TECHNOLOGY — 0.3%
IQVIA, Inc.
5.000%, 5/15/2027
1,2
100,000 98,662
HOTELS, RESTAURANTS & LEISURE — 1.7%
1011778 BC ULC / New Red Finance, Inc.
3.875%, 1/15/2028
1,2
30,000 28,699
Boyd Gaming Corp.
4.750%, 12/1/2027
1
100,000 98,026
Churchill Downs, Inc.
5.500%, 4/1/2027
1,2
75,000 74,455
Hilton Domestic Operating Co., Inc.
3.750%, 5/1/2029
1,2
100,000 93,352
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/2027
1,2
75,000 74,037
Penn Entertainment, Inc.
5.625%, 1/15/2027
1,2
75,000 74,430
Starbucks Corp.
4.850%, 2/8/2027
1
75,000 75,587

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
12
Principal
Amount Value
CORPORATE BONDS (Continued)
HOTELS, RESTAURANTS & LEISURE (Continued)
VOC Escrow Ltd.
5.000%, 2/15/2028
1,2
75,000 $ 73,210
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/2028
1,2
75,000 71,695
663,491
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.6%
AES Corp. (The)
5.450%, 6/1/2028
1
75,000 76,324
Atlantica Sustainable Infrastructure plc
4.125%, 6/15/2028
1,2
75,000 70,575
Clearway Energy Operating LLC
4.750%, 3/15/2028
1,2
75,000 72,769
219,668
INSURANCE — 0.5%
Acrisure LLC / Acrisure Finance, Inc.
7.500%, 11/6/2030
1,2
50,000 50,903
AmWINS Group, Inc.
6.375%, 2/15/2029
1,2
50,000 50,412
Panther Escrow Issuer LLC
7.125%, 6/1/2031
1,2
100,000 101,958
203,273
IT SERVICES — 0.1%
ASGN, Inc.
4.625%, 5/15/2028
1,2
35,000 33,434
MACHINERY — 0.2%
Mueller Water Products, Inc.
4.000%, 6/15/2029
1,2
100,000 92,996
MEDIA — 0.3%
Nexstar Media, Inc.
5.625%, 7/15/2027
1,2
75,000 73,947
Univision Communications, Inc.
6.625%, 6/1/2027
1,2
50,000 49,627
123,574
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) — 0.1%
Blackstone Mortgage Trust, Inc.
3.750%, 1/15/2027
1,2
50,000 47,680
MULTI-UTILITIES — 0.3%
DTE Energy Co.
4.950%, 7/1/2027
1
125,000 125,972

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
13
Principal
Amount Value
CORPORATE BONDS (Continued)
OIL, GAS & CONSUMABLE FUELS — 1.6%
Buckeye Partners LP
4.500%, 3/1/2028
1,2
55,000 $ 52,815
Cheniere Energy, Inc.
4.625%, 10/15/2028
1
125,000 123,708
Enbridge, Inc.
6.200%, 11/15/2030
1
150,000 158,799
Hess Midstream Operations LP
5.875%, 3/1/2028
1,2
40,000 40,212
Hess Midstream Operations LP
5.125%, 6/15/2028
1,2
50,000 49,266
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.500%, 1/15/2028
1,2
50,000 48,703
TerraForm Power Operating LLC
5.000%, 1/31/2028
1,2
100,000 96,878
Venture Global LNG, Inc.
8.125%, 6/1/2028
1,2
75,000 76,684
647,065
PASSENGER AIRLINES — 0.6%
Air Canada
3.875%, 8/15/2026
1,2
150,000 146,795
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 6/20/2027
1,2
16,875 16,958
United Airlines, Inc.
4.375%, 4/15/2026
1,2
75,000 73,865
237,618
PHARMACEUTICALS — 0.4%
Pfizer Investment Enterprises Pte. Ltd.
4.450%, 5/19/2028
1
150,000 150,390
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Broadcom, Inc.
3.150%, 11/15/2025
1
75,000 74,371
Broadcom, Inc.
4.800%, 4/15/2028
1
100,000 100,756
Entegris, Inc.
4.375%, 4/15/2028
1,2
75,000 72,009
Entegris, Inc.
4.750%, 4/15/2029
1,2
50,000 48,246
295,382
SOFTWARE — 0.7%
Central Parent, Inc. / CDK Global, Inc.
7.250%, 6/15/2029
1,2
50,000 43,323
Oracle Corp.
2.300%, 3/25/2028
1
125,000 117,435

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
14
Principal
Amount Value
CORPORATE BONDS (Continued)
SOFTWARE (Continued)
Workday, Inc.
3.700%, 4/1/2029
1
125,000 $ 120,522
281,280
SPECIALIZED REITS — 1.0%
American Tower Corp.
1.500%, 1/31/2028
1
125,000 114,808
Crown Castle, Inc.
3.800%, 2/15/2028
1
125,000 121,678
Iron Mountain, Inc.
5.250%, 3/15/2028
1,2
50,000 48,906
Iron Mountain, Inc.
5.000%, 7/15/2028
1,2
25,000 24,257
Iron Mountain, Inc.
4.875%, 9/15/2029
1,2
25,000 23,886
SBA Communications Corp.
3.875%, 2/15/2027
1
75,000 73,000
406,535
SPECIALTY RETAIL — 0.2%
Lowe's Cos., Inc.
3.100%, 5/3/2027
1
100,000 97,278
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Dell International LLC / EMC Corp.
5.250%, 2/1/2028
1
150,000 152,759
TRADING COMPANIES & DISTRIBUTORS — 0.6%
Herc Holdings, Inc.
5.500%, 7/15/2027
1,2
100,000 99,665
United Rentals North America, Inc.
4.875%, 1/15/2028
1
100,000 98,369
WESCO Distribution, Inc.
6.375%, 3/15/2029
1,2
50,000 50,643
248,677
WIRELESS TELECOMMUNICATION SERVICES — 0.5%
T-Mobile USA, Inc.
2.250%, 2/15/2026
1
125,000 122,552
Zegona Finance plc
8.625%, 7/15/2029
1,2
75,000 79,583
202,135
TOTAL CORPORATE BONDS
(Cost $9,531,501) 9,504,036
U.S. GOVERNMENT AND AGENCY SECURITIES —1.5%
United States Treasury Notes — 1.5%
U.S. Treasury Notes
3.500%, 1/31/2028 300,000 296,900

Palmer Square Credit Opportunities ETF
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)
15
Principal
Amount Value
U.S. GOVERNMENT AND AGENCY SECURITIES (Continued)
U.S. Treasury Notes
4.000%, 1/31/2029 300,000 $ 300,873
597,773
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $589,052) 597,773
SHORT-TERM INVESTMENTS — 10.1%
Number
of Shares
Money Market Funds — 2.9%
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 4.20%
6
1,175,703 1,175,703
Principal
Amount
United States Treasury Bills — 7.2%
U.S. Treasury Bills, 4.086%, 4/1/2025
7
1,000,000 1,000,000
U.S. Treasury Bills, 4.010%, 4/17/2025
7
500,000 499,055
U.S. Treasury Bills, 4.110%, 5/1/2025
7
750,000 747,358
U.S. Treasury Bills, 4.160%, 5/15/2025
7
150,000 149,225
U.S. Treasury Bills, 4.190%, 7/10/2025
7
500,000 494,194
2,889,832
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,065,320) 4,065,535
TOTAL INVESTMENTS — 99.7%
(Cost $39,964,211) 39,934,686
Other Assets in Excess of Liabilities — 0.3% 125,098
TOTAL NET ASSETS — 100.0% $ 40,059,784
1
Callable.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $24,530,545 which represents 61.23% of total net assets of the Fund.
3
Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United
States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR"), (iii)
the Certificate of Deposit rate, or (iv) Secured Overnight Financing Rate ("SOFR"). Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy.
4
Floating rate security.
5
Denotes investments purchased on a when-issued or delayed delivery basis.
6
The rate is the annualized seven-day yield at period end.
7
The rate shown represents the yield at period end.